Offerings	Jul. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.875% Fixed Rate Reset Noncumulative Preferred Stock, Series GG
Amount Registered | shares	2,700,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price | $	$ 2,700,000,000
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 413,370
Offering Note
(1)	No separate consideration will be received by the Registrant for the depositary shares.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing a 1/25th Interest in a Share of 6.875% Fixed Rate Reset Noncumulative Preferred Stock, Series GG
Amount Registered | shares	2,700,000
Offering Note
(1)	No separate consideration will be received by the Registrant for the depositary shares.